Principal Accounting Policies - Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Recent accounting pronouncements
Cash and cash equivalents		$ 55,771			¥ 310,669	¥ 362,862		¥ 202,694
Restricted cash		51,750			125,000	336,700		354,602
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	[1]	$ 107,521			435,669	¥ 699,562	$ 85,654	¥ 557,296	¥ 1,285,847
ASU 2016-18
Recent accounting pronouncements
Change in restricted cash removed from investing activities				¥ 229,600	¥ 125,000
Proforma adjustment | ASU 2014-09
Recent accounting pronouncements
Percentage of revenue decrease net of sales taxes and surcharges		(8.50%)	(8.50%)
Revenues from some advertising barter transactions to be recognized beginning from January 1, 2018 in accordance with the new guidance		$ 400	¥ 2,400

[1]	The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the years ended December 31, 2015 and 2016 with an amount of RMB125.0 million and RMB229.6 million, respectively, was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances (see Note 2(af)).